SCHEDULE OF SHARE BASED PAYMENTS EXPENSE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Equity [Abstract]
Employees and directors share-based payments	$ 1,360,000
Shares issued for services	32,603	14,500
Total share based payments expenses	$ 1,392,603	$ 14,500